Income Tax Matters - Expected Realization of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 6,682	€ 7,631	€ 7,820
Deferred tax liabilities	2,908	2,674	2,145
Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,682	7,631
Unused tax deductions | Less than 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	747	1,736
Unused tax deductions | More than 360 days
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,935	5,895
Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,884	3,828	€ 2,776
Deferred tax liabilities	2,908	2,674
Tax credits for loss carryforwards | Less than 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(17)	(9)
Tax credits for loss carryforwards | More than 360 days
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	€ 2,925	€ 2,683